Financial income and expenses - Financial income and expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income and expenses [Abstract]
Interest income		€ 27	€ 31	€ 40
Interest income on loans and receivables	[1]	10	8	12
Interest income on cash and cash equivalents		17	22	28
Dividend Income From Financial Assets		52	2	64
Net Gains From Disposal Of Financial Assets		2	6	1
Gains (losses) on financial assets at fair value through profit or loss		17	1	7
Other finance income (cost)		17	12	14
Finance income, total	[2]	117	51	126
Interest expense		196	188	222
Interest expense on borrowings		167	158	177
Interest expense on lease liabilities		6	7	8
Interest expense (income), net defined benefit liability (asset)		22	23	37
Provision-related accretion and interest		22	15	22
Net foreign exchange loss		2	2	2
Impairment loss on financial assets		0	0	2
Other finance cost		13	58	15
Finance costs, total	[2]	233	264	263
Finance income (cost), total		€ (117)	€ (213)	€ (137)

[1]	Interest income from net investments in finance leases amounts to EUR 4 million in 2019.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.